RIGHT OF USE ASSETS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RIGHT OF USE ASSETS
Balance at the beginning	$ 195,975
Increases	85,619	$ 65,386	$ 110,123
Amortization of rights of use assets	71,706	67,728	62,661
Balance at the end	215,692	195,975
Gross value
RIGHT OF USE ASSETS
Balance at the beginning	366,662	316,790
Incorporation by acquisition		187
Increases	85,619	65,386
Currency translation adjustments	15,124	(4,680)
Decreases	(3,660)	(11,021)
Balance at the end	463,745	366,662	316,790
Gross value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	234,820	203,225
Increases	49,246	40,860
Currency translation adjustments	10,483	(3,460)
Decreases	(457)	(5,805)
Balance at the end	294,092	234,820	203,225
Gross value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	58,830	50,375
Incorporation by acquisition		90
Increases	8,587	10,921
Currency translation adjustments	2,833	(311)
Decreases	(636)	(2,245)
Balance at the end	69,614	58,830	50,375
Gross value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	30,807	24,152
Incorporation by acquisition		97
Increases	14,011	7,218
Currency translation adjustments	1,133	(660)
Decreases	(24)
Balance at the end	45,927	30,807	24,152
Gross value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	11,317	11,457
Increases		59
Currency translation adjustments	442	(199)
Balance at the end	11,759	11,317	11,457
Gross value | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	30,888	27,581
Increases	13,775	6,328
Currency translation adjustments	233	(50)
Decreases	(2,543)	(2,971)
Balance at the end	42,353	30,888	27,581
Accumulated Depreciation And Amortisation
RIGHT OF USE ASSETS
Balance at the beginning	(170,687)	(114,096)
Incorporation by acquisition		(62)
Amortization of rights of use assets	(71,706)	(67,728)
Currency translation adjustments	(9,100)	2,464
Decreases	3,440	8,735
Balance at the end	(248,053)	(170,687)	(114,096)
Accumulated Depreciation And Amortisation | Sites
RIGHT OF USE ASSETS
Balance at the beginning	(105,928)	(70,057)
Amortization of rights of use assets	(44,653)	(40,997)
Currency translation adjustments	(6,227)	1,526
Decreases	384	3,600
Balance at the end	(156,424)	(105,928)	(70,057)
Accumulated Depreciation And Amortisation | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	(34,650)	(24,025)
Incorporation by acquisition		(6)
Amortization of rights of use assets	(12,888)	(13,126)
Currency translation adjustments	(1,465)	343
Decreases	585	2,164
Balance at the end	(48,418)	(34,650)	(24,025)
Accumulated Depreciation And Amortisation | Poles
RIGHT OF USE ASSETS
Balance at the beginning	(21,129)	(12,730)
Incorporation by acquisition		(56)
Amortization of rights of use assets	(9,348)	(8,757)
Currency translation adjustments	(822)	414
Decreases	8
Balance at the end	(31,291)	(21,129)	(12,730)
Accumulated Depreciation And Amortisation | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	(5,947)	(5,029)
Amortization of rights of use assets	(956)	(1,049)
Currency translation adjustments	(353)	131
Balance at the end	(7,256)	(5,947)	(5,029)
Accumulated Depreciation And Amortisation | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	(3,033)	(2,255)
Amortization of rights of use assets	(3,861)	(3,799)
Currency translation adjustments	(233)	50
Decreases	2,463	2,971
Balance at the end	(4,664)	(3,033)	$ (2,255)
Net carrying value
RIGHT OF USE ASSETS
Balance at the beginning	195,975
Balance at the end	215,692	195,975
Net carrying value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	128,892
Balance at the end	137,668	128,892
Net carrying value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	24,180
Balance at the end	21,196	24,180
Net carrying value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	9,678
Balance at the end	14,636	9,678
Net carrying value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	5,370
Balance at the end	4,503	5,370
Net carrying value | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	27,855
Balance at the end	$ 37,689	$ 27,855